Guinness Atkinson US Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 98.4%	Value
	Advertising Agencies: 3.2%
100	Omnicom Group Inc.	$7,531

	Aerospace/Defense: 4.4%
17	Lockheed Martin Corp.	10,275

	Commercial Services: 2.7%
31	Automatic Data Processing Inc.	6,298

	Computer Services: 2.6%
31	Accenture PLC	6,147

	Containers & Packaging: 3.3%
45	Avery Dennison Corp.	7,771

	Cosmetics & Toiletries: 3.4%
56	The Procter & Gamble Co.	8,089

	Data Processing/Management: 5.2%
36	Broadridge Financial Solutions Inc.	5,849
71	Paychex Inc.	6,540
		12,389
	Diversified Manufacturing Operations: 3.6%
33	Illinois Tool Works Inc.	8,589

	Electronics: 7.2%
37	TE Connectivity PLC	7,734
47	Texas Instruments Inc.	9,124
		16,858
	Financial Information Services: 2.7%
29	FactSet Research Systems Inc.	6,293

	Food: 17.7%
171	General Mills Inc.	6,365
152	Mondelez International Inc.	8,761
55	PepsiCo Inc.	8,541
117	The Coca-Cola Co.	8,898
44	The Hershey Co.	9,147
		41,712
	Insurance: 9.6%
75	Aflac Inc.	8,228
147	Fidelity National Financial Inc.	6,818
44	Marsh & McLennan Cos. Inc.	7,632
		22,678

Guinness Atkinson US Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 98.4%	Value
	Investment Management: 9.5%
8	Blackrock Inc.	$7,694
308	Invesco Ltd.	7,481
79	T Rowe Price Group Inc.	7,121
		22,296
	Medical: 14.1%
37	AbbVie Inc.	8,047
42	Becton Dickinson & Co.	6,604
40	Johnson & Johnson	9,778
84	Medtronic PLC	7,278
5	Waters Corp.	1,489
		33,196
	Networking: 3.6%
108	Cisco Systems Inc.	8,380

	Retail: 3.0%
158	Tractor Supply Co.	7,157

	Semiconductor Components: 2.6%
47	QUALCOMM Inc.	6,053

	Total Common Stocks (Cost $246,758)	231,712

	Total Investments in Securities (Cost $246,758): 98.4%	231,712
	Other Assets in Excess of Liabilities: 1.6%	3,664
	Total Net Assets - 100.0%	$235,376

ADR - American Depository Receipt

PLC - Public Limited Company